Weighted-Average Allocation of the Majority of the Assets Related to Defined Benefit Plans (Detail)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	42.00%	57.00%
Defined Benefit Plan, Target Plan Asset Allocations	41.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	48.00%	30.00%
Defined Benefit Plan, Target Plan Asset Allocations	47.00%
Defined Benefit Plan, Asset Categories, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	10.00%	13.00%
Defined Benefit Plan, Target Plan Asset Allocations	12.00%